Note 7 - Leases	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Lessee, Operating and Financing Leases [Text Block]

Note 7.  Leases

Operating Leases

Avalon leases golf carts and associated GPS equipment, machinery and equipment for the landfill operations, furniture and fixtures for The Grand Resort and office copiers under operating leases. Our operating leases have remaining lease terms ranging from less than 1 year to 5.0 years. The weighted average remaining lease term on operating leases was approximately 3.6 years at December 31, 2022.

During 2022, the Company entered into new operating lease agreements for golf carts and associated GPS equipment. The Company recorded operating lease right-of-use assets and corresponding obligations under the operating leases of approximately $0.4 million. During 2021, the Company entered into new operating lease agreements for a facility, vehicle, golf carts and associated GPS equipment. The Company recorded operating lease right-of-use assets and corresponding obligations under the operating leases of approximately $0.5 million.

Leased property and associated obligations under operating leases at December 31, 2022 and 2021 consists of the following (in thousands):

	2022	2021
Operating lease right-of-use assets	$1,386	$1,598

Current portion of obligations under operating leases	$424	$534
Long-term portion of obligations under operating leases	962	1,064
Total obligations under operating leases	$1,386	$1,598

The weighted average discount rate on operating leases was 5.0% at December 31, 2022 and 4.6% at December 31, 2021.

Avalon Holdings Corporation and Subsidiaries

Finance Leases

In November 2003, Avalon entered into a long-term agreement with Squaw Creek Country Club to lease and operate its golf course and related facilities. The lease has an initial term of ten (10) years with four (4) consecutive ten (10) year renewal term options unilaterally exercisable by Avalon. Under the lease, Avalon is obligated to pay $15,000 in annual rent and make leasehold improvements of $150,000 per year. Amounts expended by Avalon for leasehold improvements during a given year in excess of $150,000 will be carried forward and applied to future leasehold improvement obligations.  Based upon the amount of leasehold improvements already made, Avalon expects to exercise all its remaining renewal options. At December 31, 2022 there were approximately 30.8 years remaining on the golf course and related facilities finance lease.

In addition, the Company also entered into lease agreements for vehicles, golf course maintenance and restaurant equipment which were determined to be finance leases. At December 31, 2022, the vehicles, golf course maintenance and restaurant equipment have remaining lease terms ranging from less than one year to 3.8 years. The weighted average remaining lease term on the vehicles and equipment leases was approximately 2.8 years at December 31, 2022.

Leased property and associated obligations under finance leases at December 31, 2022 and 2021 consist of the following (in thousands):

	2022	2021
Leased property under finance leases	$12,004	$11,978
Less accumulated amortization	(7,003)	(6,588)
Leased property under finace leases, net	$5,001	$5,390

Current portion of obligations under finance leases	$115	$167
Long-term portion of obligations under finance leases	381	496
Total obligations under finance leases	$496	$663

The weighted average discount rate on finance leases was 5.2% at December 31, 2022 and 5.1% at December 31, 2021.

For the years ended December 31, 2022 and 2021, components of lease expense were as follows (in thousands):

	2022	2021
Operating lease cost:
Rental expense	$766	$758

Finance lease cost:
Depreciation expense	$511	$545
Interest expense	28	41
Total finance lease cost	$539	$586

Avalon Holdings Corporation and Subsidiaries

For the twelve months ending December 31, future commitments under long-term, operating and finance leases are as follows (in thousands):

	Finance	Operating		Total
2023	$139	$489		$628
2024	129	419		548
2025	64	357		421
2026	38	179		217
2027	15	95		110
Thereafter	375	-		375
Total lease payments	760	1,539		2,299
Less imputed interest	264	153		417
Total	496	1,386	#	1,882
Less current portion of obligations under leases	115	424		539
Long-term portion of obligations under leases	$381	$962	#	$1,343